Equity Transactions - Schedule of Value of Warrants (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Fair value allocation of proceeds			$ 45,466
Warrant #10
Date	Mar. 30, 2017		Mar. 30, 2017
Warrants	$ 9,200,000		$ 9,200,000
Stock price on grant date	$ 0.002		$ 0.002
Exercise price	$ 0.002		$ 0.002
Expected life	5 years		5 years
Volatility	120.00%		120.00%
Risk-free rate	1.96%		1.96%
Calculated value	$ 15,278		$ 15,278
Fair value allocation of proceeds	$ 45,466		$ 45,466
Warrant #8
Date			Jun. 09, 2015
Warrants			$ 45,000
Stock price on grant date			$ 0.40
Exercise price			$ 0.40
Expected life			5 years
Volatility			98.00%
Risk-free rate			1.74%
Calculated value			$ 13,259
Fair value allocation of proceeds			$ 13,259
Warrant #9
Date			Dec. 15, 2015
Warrants			$ 200,000
Stock price on grant date			$ 0.20
Exercise price			$ 0.20
Expected life			5 years
Volatility			98.00%
Risk-free rate			1.71%
Calculated value			$ 29,612
Fair value allocation of proceeds			$ 29,612